Business Combinations - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Identifiable assets and liabilities assumed
Goodwill		$ 12,867	$ 12,867	$ 11,318
User panel
Identifiable assets and liabilities assumed
Finite-lived intangible asset, useful life		3 years
Embee Mobile Inc.
Business Acquisition [Line Items]
Total consideration	$ 16,139
Less: Cash acquired	(53)
Less: Working capital adjustment during the measurement period	(294)
Total consideration, net of cash acquired	15,792
Identifiable assets and liabilities assumed
Accounts receivable	617
Other current assets	89
Deferred commissions	26
Property and equipment	13
Goodwill	7,721
Trade payables	(323)
Deferred tax liabilities, net	(2,015)
Deferred revenue	(307)
Other liabilities assumed	(1,728)
Total identifiable assets acquired, net of liabilities assumed	15,792
Embee Mobile Inc. | Developed technology
Identifiable assets and liabilities assumed
Technology and User panel	497
Finite-lived intangible asset, useful life		2 years
Embee Mobile Inc. | User panel
Identifiable assets and liabilities assumed
Technology and User panel	$ 11,202
Finite-lived intangible asset, useful life		3 years